Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
GE
As described in Note 4—GECAS Transaction, AerCap completed the acquisition of 100% of GECAS, GE’s commercial aviation lessor and financier, on November 1, 2021. Under the terms of the transaction agreement, GE received 111.5 million newly issued AerCap shares, $23 billion of cash and $1 billion of AerCap senior notes. Immediately following the completion of the GECAS Transaction, GE held approximately 46% of our issued and outstanding ordinary shares. Consequently, GE became a related party upon the Closing Date of the GECAS Transaction. We may purchase, sell or lease flight equipment from/to GE and GE provides services to AerCap under a transition services agreement.
In November and December 2021, AerCap recognized rental income from engines on lease to GE of approximately $22 million, and purchases with GE of approximately $1 million.
As of December 31, 2021, AerCap had an outstanding payable balance of $6 million and a receivable balance of $66 million with GE.
Equity Method Investments
SES
As a result of the GECAS Transaction, SES is a 50% joint venture and is considered a related party. During the year ended December 31, 2021 we recognized lease rental income from SES of $12 million.
Other related parties
Other related parties include our associated companies as detailed in Note 10—Associated companies. The following table presents amounts received from other related parties for management fees, transaction-related fees and dividends for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
Management fees and other	$6,748	$1,613	$2,515
Dividends	5,262	267	3,148
	$12,010	$1,880	$5,663
Purchase of shares
During the year ended December 31, 2021, an Officer sold 624,000 ordinary shares to the Company at fair value on the date of the sale for an aggregate sale price of $35.4 million. The proceeds were used to pay taxes in 2021 in connection with their share awards.